Repurchase Agreements - Non Trading	12 Months Ended
Dec. 31, 2021
Disclosure Of Repurchase Agreements [Abstract]
Repurchase Agreements - Non Trading	25. REPURCHASE AGREEMENTS – NON TRADING

		Group
	2021	2020
	£m	£m
Agreements with banks	4,145	6,358
Agreements with customers	7,573	9,490
	11,718	15,848